Annual Fund Operating Expenses	Dec. 31, 2023
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.17%
Total Annual Fund Operating Expenses	0.89%
Expense Reimbursement(2)	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.75%
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.17%
Total Annual Fund Operating Expenses	1.64%
Expense Reimbursement(2)	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%
Prospectus #1 | Calvert Responsible Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.17%
Total Annual Fund Operating Expenses	0.64%
Expense Reimbursement(2)	(0.14%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund | Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	4.52%	[2]
Total Annual Fund Operating Expenses	5.64%
Expense Reimbursement(2)	(4.40%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.24%
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund | Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	4.52%	[2]
Total Annual Fund Operating Expenses	6.39%
Expense Reimbursement(2)	(4.40%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.99%
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund | Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	4.52%	[2]
Total Annual Fund Operating Expenses	5.39%
Expense Reimbursement(2)	(4.40%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%
Prospectus #2 | Calvert Emerging Markets Focused Growth Fund | Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	4.52%	[2]
Total Annual Fund Operating Expenses	5.39%
Expense Reimbursement(2)	(4.40%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.99%
Prospectus #3 | Calvert Flexible Bond Fund | Class A
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.20%
Acquired Fund Fees and Expenses(1)	0.01%	[4]
Total Annual Fund Operating Expenses	0.93%
Expense Reimbursement(2)	(0.01%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.92%
Prospectus #3 | Calvert Flexible Bond Fund | Class C
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.20%
Acquired Fund Fees and Expenses(1)	0.01%	[4]
Total Annual Fund Operating Expenses	1.68%
Expense Reimbursement(2)	(0.01%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.67%
Prospectus #3 | Calvert Flexible Bond Fund | Class I
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.20%
Acquired Fund Fees and Expenses(1)	0.01%	[4]
Total Annual Fund Operating Expenses	0.68%
Expense Reimbursement(2)	(0.01%)	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.67%
Prospectus #3 | Calvert Flexible Bond Fund | Class R6
Operating Expenses:
Management Fees	0.47%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.10%
Acquired Fund Fees and Expenses(1)	0.01%	[4]
Total Annual Fund Operating Expenses	0.58%
Expense Reimbursement(2)	none	[5]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.58%
Prospectus #4 | Calvert Global Real Estate Fund | Class A
Operating Expenses:
Management Fees	0.82%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	4.31%
Total Annual Fund Operating Expenses	5.38%
Expense Reimbursement(2)	(4.28%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%
Prospectus #4 | Calvert Global Real Estate Fund | Class C
Operating Expenses:
Management Fees	0.82%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	4.31%
Total Annual Fund Operating Expenses	6.13%
Expense Reimbursement(2)	(4.28%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.85%
Prospectus #4 | Calvert Global Real Estate Fund | Class I
Operating Expenses:
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	4.31%
Total Annual Fund Operating Expenses	5.13%
Expense Reimbursement(2)	(4.28%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%
Prospectus #4 | Calvert Global Real Estate Fund | Class R6
Operating Expenses:
Management Fees	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	4.31%
Total Annual Fund Operating Expenses	5.13%
Expense Reimbursement(2)	(4.28%)	[6]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.85%
Prospectus #5 | Calvert Small/Mid-Cap Fund | Class A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses(1)	0.39%	[7]
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement(2)	(0.13%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.14%
Prospectus #5 | Calvert Small/Mid-Cap Fund | Class C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses(1)	0.39%	[7]
Total Annual Fund Operating Expenses	2.02%
Expense Reimbursement(2)	(0.13%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.89%
Prospectus #5 | Calvert Small/Mid-Cap Fund | Class I
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses(1)	0.39%	[7]
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement(2)	(0.13%)	[8]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.89%

[1]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.75% for Class A shares, 1.50% for Class C shares and 0.50% for Class I shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[2]	Based on estimates for the current fiscal year.
[3]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class I shares and 0.99% for Class R6 shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[4]	Reflects the Fund’s allocable share of the advisory fees and other expenses of an affiliated acquired fund in which it invests.
[5]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.93% for Class A shares, 1.68% for Class C shares, 0.68% for Class I shares and 0.65% for Class R6 shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. CRM has also agreed to waive its investment advisory fee on the portion of Fund assets allocated to an affiliated acquired fund. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[6]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class I shares and 0.85% for Class R6 shares. This expense reimbursement will continue through May 1, 2025. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.
[7]	On September 15, 2023, the Fund acquired the assets of the Eaton Vance Special Equities Fund (the “Predecessor Fund”), as part of a tax-free reorganization. Accordingly, “Other Expenses” are based on amounts estimated to be incurred for the current fiscal year after giving effect to this transaction.
[8]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.14% for Class A shares, 1.89% for Class C shares and 0.89% for Class I shares. This expense reimbursement will remain in effect through September 15, 2028. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap during in place such year. Pursuant to this arrangement, CRM may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.